Long-Term Debt And Lines Of Credit (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 08, 2014	Dec. 31, 2014
Debt Instrument [Line Items]
Repayment of convertible notes		$ 187,000,000
Shares issued in conjunction with the conversion feature of the Notes	35,166	249,000
Stock received in written call transaction		266,000
Number of shares called by warrants		2,477,000
Retirement of warrants		2,648,000
2014 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument term		5 years
Standby letters of credit issued		36,700,000
2014 Credit Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		1.25%
2014 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Face amount of debt		350,000,000
Unused lines of credit		263,300,000
2014 Credit Agreement [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Face amount of debt		$ 100,000,000